Annual Total Returns- SmartRetirement Blend 2030 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2030 Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.81%	6.59%	(1.09%)	7.57%	17.22%	(6.84%)	20.08%	11.89%